CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY
Change in net unrealized gains/losses on investments, income tax	$ 400,848	$ 330,213	$ 697,922
Reclassification adjustment for investment amounts included in net income, income tax	(14,671)	(5,335)	56,510
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(13,205)	11,481	(16,704)
Change in accumulated gain (loss) derivatives, income tax	2,382	4,441	15,502
Reclassification adjustment for derivative amounts included in net income, income tax	(138)	(614)	(295)
Change in postretirement benefits liability adjustment, income tax	$ (10,358)	$ (749)	$ (489)
Cash dividends (in dollars per share)	$ 0.620	$ 0.540	$ 0.480